INCENTIVE PAYABLES TO MEMBERS	12 Months Ended
Dec. 31, 2023
Incentive Payables To Members
INCENTIVE PAYABLES TO MEMBERS

13. INCENTIVE PAYABLES TO MEMBERS

	As of December 31,
	2022	2023
	RMB	RMB

Incentive payables to members	207,331	124,889

Incentive payable to members represents unpaid balances of discounts granted to members for their self-purchase and referral incentives earned by the members for their referral efforts and is transferred to the members’ individual Yunji App accounts. These unpaid balances are maintained collectively in the members’ Yunji App accounts and can be withdraw as cash upon the members’ requests.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)